OTHER LIABILITIES - Movements in the pension benefits (Details) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Movements in the pension benefits
At the beginning of the year	$ 5,973	$ 7,273
Service cost	312	401
Interest cost	8,216	4,930
Actuarial results	34	1,116	$ (231)
RECPAM	(4,088)	(7,747)
At the end of the year	$ 10,447	$ 5,973	$ 7,273